Concentration of Risks - Schedule of Customer and Supplier Concentration (Details) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 905,849		[1]
Percentage	87.00%		[1]
Customer Concentration Risk [Member] | Customer A [Member] | Contract Liabilities [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				94.00%
Amount				$ 7,626,219
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				48.00%
Amount				$ 23,030
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				45.00%
Amount				$ 21,345
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	10.00%
Amount	$ 76,697
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier I [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		14.00%
Amount		$ 325,538
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier J [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		10.00%
Amount		$ 238,337
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier K [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	30.00%
Amount	$ 49,982
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier E [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	17.00%
Amount	$ 28,771
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier L [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	17.00%
Amount	$ 28,118
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier H [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	10.00%
Amount	$ 16,383
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	40.00%
Amount	$ 31,965
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	23.00%
Amount	$ 18,202
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				41.00%
Amount				$ 176,383
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				24.00%
Amount				$ 105,266
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				20.00%
Amount				$ 84,214
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage				13.00%
Amount				$ 56,676
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	16.00%
Amount	$ 12,685
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	19.00%
Amount	$ 15,441

[1]	represent percentage less than 10%